Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	2017	2016	2015
Short-term employee benefits	$2,418	$3,122	$5,198
Share-based compensation	2,409	3,879	2,494
Termination benefits	1,395	1,172	-
	$6,222	$8,173	$7,692